Shareholders' equity - Summary of Share Capital (Detail) - USD ($) $ / shares in Units, $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2021
Disclosure of classes of share capital [abstract]
Number of ordinary nominative shares	188,992,529	191,028,642
Par value	$ 0.0001	$ 0.0001	$ 0.0001
Issued Capital	$ 19	$ 19